UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-21117
                                                     ---------

                        UBS Credit Recovery Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)


                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------


                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2008
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                        UBS CREDIT RECOVERY FUND, L.L.C.

                              FINANCIAL STATEMENTS
                                   (UNAUDITED)




                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008

                        UBS CREDIT RECOVERY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008




                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital ...................      1

Statement of Operations .................................................      2

Statements of Changes in Members' Capital ...............................      3

Statement of Cash Flows .................................................      4

Notes to Financial Statements ...........................................      5

Schedule of Portfolio Investments .......................................     14

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                      JUNE 30, 2008

---------------------------------------------------------------------------------------------------
ASSETS

Investments in Investment Funds, at fair value (cost $515,528,687)                     $661,096,603
Cash and cash equivalents                                                                99,112,713
Receivable from Investment Funds                                                         27,783,305
Interest receivable                                                                          99,262
Other assets                                                                                 30,744
---------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                            788,122,627
---------------------------------------------------------------------------------------------------

LIABILITIES

Unrealized depreciation from foreign currency contracts                                   1,137,720
Payables:
   Investment Management fee                                                                946,432
Administration fee                                                                          201,160
   Administrator fee                                                                        195,813
   Professional fees                                                                         86,136
   Other                                                                                     24,362
---------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                         2,591,623
---------------------------------------------------------------------------------------------------

NET ASSETS                                                                             $785,531,004
----------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                              $641,100,808
Accumulated net unrealized appreciation on investments and foreign currency contracts   144,430,196
---------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                       $785,531,004
---------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------


                                                    PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008

------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                             $   597,444
------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                  597,444
------------------------------------------------------------------------------------------------

EXPENSES

Investment Management fee                                                              5,011,201
Administrator fee                                                                      1,037,088
Administration fee                                                                       356,238
Professional fees                                                                        239,792
Interest expense                                                                           4,008
Other                                                                                    152,005
------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                         6,800,332
------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                   (6,202,888)
------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
AND FOREIGN CURRENCY CONTRACTS

Net realized loss from investments                                                    (8,108,663)
Net change in unrealized appreciation/depreciation from investments                    7,202,181
Net change in unrealized depreciation from foreign currency contracts                 (1,137,720)
------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS AND FOREIGN CURRENCY CONTRACTS      (2,044,202)
------------------------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                                       $(8,247,090)
------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
   YEAR ENDED DECEMBER 31, 2007 AND PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------


                                                       UBS FUND
                                                    ADVISOR, L.L.C.        MEMBERS               TOTAL
----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2007                    $ 23,480          $275,539,254         $275,562,734

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                      (170)           (7,499,302)        $ (7,499,472)
  Net realized gain from investments                        616            11,401,568           11,402,184
  Net change in unrealized
         appreciation/depreciation from investments       4,308            60,543,935           60,548,243
----------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                          4,754            64,446,201           64,450,955
----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                       --           246,197,843          246,197,843
  Members' withdrawals                                       --           (23,417,671)         (23,417,671)
  Offering costs                                             --                (2,523)              (2,523)
----------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         FROM CAPITAL TRANSACTIONS                           --           222,777,649          222,777,649
----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2007                  $ 28,234          $562,763,104         $562,791,338
----------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                       (71)           (6,202,817)          (6,202,888)
  Net realized loss from investments                       (238)           (8,108,425)          (8,108,663)
  Net change in unrealized
         appreciation/depreciation from investments
         and foreign currency contracts                     (35)            6,064,496            6,064,461
----------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                           (344)           (8,246,746)          (8,247,090)
----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                       --           230,987,965          230,987,965
  Offering costs                                             --                (1,209)              (1,209)
----------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         FROM CAPITAL TRANSACTIONS                           --           230,986,756          230,986,756
----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2008                      $ 27,890          $785,503,114         $785,531,004
----------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------


                                                           PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008

--------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' capital derived from operations                                  $  (8,247,090)
Adjustments to reconcile net decrease in Members' capital derived from operations to net cash used in operating activities:
Purchases of investments                                                                   (195,344,837)
Proceeds from disposition of investments                                                     36,891,337
Net realized loss from investments                                                            8,108,663
Net change in unrealized appreciation/depreciation from investments
and foreign currency contracts                                                               (6,064,461)
Changes in assets and liabilities:
    (Increase) Decrease in assets:
      Receivable from Investment Funds                                                      (27,783,305)
      Interest receivable                                                                        35,730
      Other assets                                                                              (30,744)
    Increase (Decrease) in payables:
      Investment Management fee                                                                 239,573
      Administration fee                                                                         95,994
      Administrator fee                                                                          49,567
      Professional fees                                                                         (43,391)
      Other                                                                                      (6,970)
-------------------------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                                      (192,099,934)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                        230,987,965
Members' withdrawals                                                                        (22,990,186)
Subscriptions received in advance                                                              (100,000)
Offering costs                                                                                   (1,209)
-------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                                   207,896,570

Net increase in cash and cash equivalents                                                    15,796,636
Cash and cash equivalents--beginning of period                                               83,316,077
-------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS-END OF PERIOD                                                   $  99,112,713
-------------------------------------------------------------------------------------------------------

SUPPLEMENTAL CASH FLOWS DISCLOSURE:
      Interest paid                                                                       $       4,008
-------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                UBS CREDIT RECOVERY FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

1.       ORGANIZATION

         UBS Credit Recovery Fund, L.L.C. (the "Fund"), formerly known as UBS Credit & Recovery Fund, L.L.C., was organized as a limited liability company under the laws of Delaware on April 30, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize total return over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who invest in debt and, to a lesser extent, equity securities ("Obligations"), to take advantage of market opportunities and pricing inefficiencies between the perceived value of an Obligation and its market value. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner or member along with other investors. The Fund commenced operations on August 1, 2002.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

         The Adviser is a direct wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Members once each year, at year end. Members can only transfer or assign their membership interests or a portion thereof (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

                                                UBS CREDIT RECOVERY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES

         A.  PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in the Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements (See Schedule of Portfolio Investments).

         Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

         On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The adoption of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. FAS 157 was adopted as of January 1, 2008 by the Fund.

         Various inputs are used in determining the value of the Fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

         LEVEL 1 -- quoted prices in active markets for identical securities. LEVEL 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         LEVEL 3 -- significant unobservable inputs (including Fund's own assumptions in determining the fair value of investments.)

         The  inputs  or  methodology  used  for  valuing   securities  are  not
         necessarily an indication of the risk associated with investing in those securities.

                                                UBS CREDIT RECOVERY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION (CONTINUED)

         The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets at fair value:


         ----------------------------------------------------- ---------------------------------
             VALUATION INPUTS                                      OTHER FINANCIAL INSTRUMENTS *
         ----------------------------------------------------- ---------------------------------
             Level 1 - Quoted Prices                                       $         --
         ----------------------------------------------------- ---------------------------------
             Level 2 - Other Significant Observable Inputs                   (1,137,720)
         ----------------------------------------------------- ---------------------------------
             Level 3 - Other Significant Unobservable Inputs                661,096,603
         ----------------------------------------------------- ---------------------------------
             TOTAL                                                         $659,958,883
         ----------------------------------------------------- ---------------------------------

         *  Other Financial Instruments include investments in Investment Funds.


         ----------------------------------------------------- ---------------------------------
                                                                   OTHER FINANCIAL INSTRUMENTS *
         ----------------------------------------------------- ---------------------------------
             BALANCE AS OF DECEMBER 31, 2007                               $503,549,585
         ----------------------------------------------------- ---------------------------------
               Accrued discounts/premiums                                            --
         ----------------------------------------------------- ---------------------------------
               Realized gain/(loss)                                          (8,108,663)
         ----------------------------------------------------- ---------------------------------
               Change in unrealized appreciation/(depreciation)               7,202,181
         ----------------------------------------------------- ---------------------------------
               Net purchases/(sales)                                        158,453,500
         ----------------------------------------------------- ---------------------------------
               Transfers in and/or out of Level 3                                    --
         ----------------------------------------------------- ---------------------------------
             BALANCE AS OF JUNE 30, 2008                                   $661,096,603
         ----------------------------------------------------- ---------------------------------

         *  Other Financial Instruments include investments in Investment Funds.

         B.  INCOME RECOGNITION

         Interest income is recorded on the accrual basis. Realized gains and losses from the Investment Fund transactions are calculated on the cost recovery basis.

         C.  FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; interest expense; organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

                                                UBS CREDIT RECOVERY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         D.  INCOME TAXES

         The Fund has reclassified $6,202,888 and $8,108,663 from accumulated net investment loss and accumulated net realized loss on investments, respectively, to net capital contributions during the six month period ended June 30, 2008. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of June 30, 2008 and had no effect on net assets.

         In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004-2006) and the positions to be taken for the federal income tax return to be filed for the tax year ended December 31, 2007 for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

         Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         E.  CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.  REPURCHASE AGREEMENTS

         From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its Custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of June 30, 2008, there were no outstanding repurchase agreements.

                                                UBS CREDIT RECOVERY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         G.  USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       RELATED PARTY TRANSACTIONS

         The Adviser provides investment advisory services to the Fund pursuant to an Investment Management Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the "Investment Management Fee") at the annual rate of 1.45% of the Fund's net assets, excluding assets attributable to the Adviser and the Administrator.

         The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Administrator Fee") at an annual rate of 0.30% of the Fund's net assets, excluding assets attributable to the Administrator's and the Adviser's capital account. The Administrator Fee is paid to the Administrator out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Administrator and the Adviser's capital account. A portion of the Investment Management Fee and the Administrator Fee is paid by UBSFA to its affiliates.

         UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Investment Management Fee and the Administrator Fee which are similarly allocated to all Members other than the Adviser and the Administrator as described above.

         Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with eleven other UBS funds where UBS Fund Adviser LLC is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the period January 1, 2008 to June 30, 2008 were $19,839, which is included in

                                                UBS CREDIT RECOVERY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

3.       RELATED PARTY TRANSACTIONS (CONTINUED)

         other expense.

         Other  investment   partnerships  sponsored  by  UBS  Americas  or  its
         affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

4.       ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.

         PNC Global Investment Servicing (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC Global Investment Servicing receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates.
         Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC Global Investment Servicing.

5.       LOAN PAYABLE

         The Fund, along with other UBS sponsored funds, maintains a $200,000,000 committed, unsecured revolving line of credit with Bank of Montreal, a Canadian chartered bank acting through its Chicago branch. Under the most restrictive arrangement, the Fund may borrow an amount that combined with the other borrowings of the Fund would not exceed 20% of its Total Eligible Asset Value as defined by the credit agreement. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under the line of credit to the extent of its own borrowing there under. The interest rate on the borrowing is based on the Federal Funds rate plus 150 basis points per annum. The committed facility also requires a fee to be paid by the Fund, on a pro rata basis, based on the amount of the aggregate commitment which has not been utilized of 25 basis points per annum. For the period from January 1, 2008 to June 30, 2008, the Fund's average interest rate paid on borrowings was 4.60% per annum and the average borrowings outstanding were $174,176. The Fund had no borrowings outstanding at June 30, 2008. Interest expense for the period from January 1, 2008 to June 30, 2008 was $4,008. The Fund had no interest payable at June 30, 2008.

         On July 29, 2008, the Fund, along with other UBS sponsored funds, renewed the $200,000,000 committed, unsecured revolving line of credit with Bank of Montreal, for one year with a termination date of July 28, 2009. The provisions and terms of the renewed line of credit are consistent with the previous year's line of credit agreement except for certain new loan covenants. The new loan covenants address portfolio diversification limits and maximum portfolio loss levels.

                                                UBS CREDIT RECOVERY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

6.       INVESTMENTS

         As of June 30, 2008, the Fund had investments in Investment Funds, none of which were related parties.

         Aggregate purchases and sales of Investment Funds for the period January 1, 2008 to June 30, 2008, amounted to $195,344,837 and $36,891,337, respectively.

         The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The tax basis of investments for 2008 will not be finalized by the Fund until after the fiscal year end.

         The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of between 1% and 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. One or more underlying fund investments have entered into a side pocket arrangement.

7.       FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

         The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio  positions.  The  Fund  may also  purchase  and sell  forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

                                                UBS CREDIT RECOVERY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

7.       FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONTINUED)

         The following table reflects the fair value of the Fund's derivative financial instruments included in the Statement of Assets, Liabilities and Members' Capital. The values shown below are before taking into effect offsetting permitted under FASB Interpretation No. 39, "Offsetting of Amounts Related to Certain Contracts", and do not include the effects of collateral held or pledged.


                                                               FAIR VALUE AT
                                                               JUNE 30, 2008
                                                           --------------------
                                                           ASSETS   LIABILITIES
                                                           ------- ------------
            FX foreign currency contract - depreciation    $   --  $(1,137,720)
                                                           ------- ------------
                                                           $   --  $(1,137,720)
                                                           ======= ============

8.       INDEMNIFICATION

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels the likelihood of such an event is remote.

                                                UBS CREDIT RECOVERY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

9.       FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                       Period from
                                     January 1, 2008
                                     to June 30, 2008                                Years Ended December 31,
                                        (Unaudited)      2007            2006            2005            2004            2003
                                         ---------       ----            ----            ----            ----            ----
         Ratio of net investment
         loss to average net            (1.86)%         (1.93)%
         assets (c),(d)                                                 (1.78)%         (1.93)%         (1.97)%         (2.03)%

         Ratio of total expenses
         to average net assets
         (a),(c),(d)                      2.04%           2.12%           1.99%           2.09%           2.00%           2.09%

         Portfolio turnover rate          6.13%           4.42%           7.60%          24.36%           6.71%              --

         Total return(b)                (1.93)%          18.54%          15.58%           4.36%           9.96%          18.81%

         Average debt ratio(c)            0.03%           0.24%              --           1.09%              --             N/A
         Net asset value at end of
         period                       $785,531,004    $562,791,338    $275,562,734    $196,934,747    $146,190,291    $105,976,358

         a Ratio of total expenses to average net assets does not include the impact of expenses and incentive fees related to the underlying Investment Funds.
         b Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on the timing of capital transactions.
         c The average net assets used in the above ratios are calculated using pre-tender net assets.
         d  Annualized.

                                                   UBS CREDIT RECOVERY FUND, LLC
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

                                                                                                   REALIZED
                                                                                                     AND
                                                                                                   UNREALIZED
                                                                                     % OF         GAIN/(LOSS)
                                                                                    MEMBERS'          FROM
INVESTMENT FUND                                    COST            FAIR VALUE       CAPITAL       INVESTMENTS
---------------------------------------------   ------------      ------------      --------      ------------

Trilogy Financial Partners, L.P.                $ 25,500,000      $ 32,768,196       4.17 %       $   (110,345)
Whitebox Hedged High Yield Fund, L.P.              9,500,000        17,993,764       2.29               27,376
Whitebox Hedged High Yield Fund, Ltd.             41,250,000        48,967,370       6.23              614,807
                                                ------------      ------------      -------       ------------
   CAPITAL STRUCTURE ARBITRAGE  SUBTOTAL        $ 76,250,000      $ 99,729,330      12.69 %       $    531,838

European Special Opportunities Fund II, Ltd.,
   Class B                                        20,000,000        22,111,595       2.81            2,111,595
Indus Structured Finance Fund, L.P., Class A       7,828,687         8,106,180       1.03             (162,434)
Marathon Distressed Subprime Fund, L.P.           20,000,000        18,802,634       2.39           (1,391,839)
Marathon Structured Finance Fund, L.P.            12,533,859        16,078,219       2.05             (434,131)
Marathon Structured Finance Fund, L.P.
   (side pocket)                                   2,466,141         1,928,096       0.25             (538,045)
Styx Partners, L.P.                               43,000,000        51,799,727       6.59            1,032,368
                                                ------------      ------------      -------       ------------
  DIRECT LOANS/STUCTURED FINANCE SUBTOTAL       $105,828,687      $118,826,451      15.12 %       $    617,514

Aspen Partners, L.P., Series A                            --           555,143       0.07 %           (373,304)
Gramercy Argentina Opportunity Fund, Ltd.         10,000,000         8,065,327       1.03           (2,147,822)
Gramercy Emerging Markets 3c7, L.L.C.             20,000,000        19,786,790       2.52           (1,133,259)
Marathon Special Opportunity Fund, L.P.           28,500,000        36,524,591       4.65              (52,982)
Monarch Debt Recovery Fund, L.P.                   6,750,000        16,780,212       2.14             (431,830)
                                                ------------      ------------      -------       ------------
  DISTRESSED CREDIT SUBTOTAL                    $ 65,250,000      $ 81,712,063      10.41 %       $ (4,139,197)

Ahab Partners, L.P.                               16,000,000        22,071,182       2.81 %         (1,392,269)
Brigade Leveraged Capital Structure
   Fund, L.P.                                     62,000,000        63,206,451       8.05 %          1,206,451
Camulos Partners, L.P.                            22,500,000        21,305,239       2.71           (3,029,920)
Canyon Value Realization Fund, L.P.               28,900,000        34,156,849       4.35             (427,523)
Claren Road Credit Partners, L.P.                 63,500,000        69,491,119       8.85            2,803,992
Cyrus Opportunities Fund II, L.P.                 22,305,255        25,229,525       3.21             (640,585)
Cyrus Opportunities Fund II, L.P.
   (side pocket - Virgin)                            456,428           452,632       0.06           (1,812,540)
Cyrus Opportunities Fund II, L.P.
   (side pocket - Intelsat)                        1,638,317         1,778,698       0.23            1,778,699
Harbinger Capital Partners I, L.P.                16,150,000        75,792,826       9.65           22,411,414
Harbinger Capital Partners Special
   Situations Fund, L.P.                           5,250,000        23,591,354       3.00            6,519,584
Knighthead Domestic Fund, L.P.                    16,000,000        15,960,000       2.03              (40,000)
Pardus European Special Opportunities
   Fund, L.P.                                     13,500,000         7,792,884       0.99           (5,163,369)
                                                ------------      ------------      -------       ------------
  DIVERSIFIED CREDIT SUBTOTAL                   $268,200,000      $360,828,759      45.94 %       $ 22,213,934

Euro/USD FX - foreign currency contract                   --                --      (3.01)%       $ (1,137,720)
                                                ------------      ------------      -------       ------------


Redeemed Investment Funds                                 --                --         --          (20,130,571)
                                                ------------      ------------      -------       ------------

  TOTAL                                         $515,528,687      $661,096,603      81.15 %       $ (2,044,202)
                                                ============      ============      =======       ============





                                                   INITIAL                              FIRST        DOLLAR AMOUNT OF FAIR
                                                 ACQUISITION                          AVAILABLE         VALUE FOR FIRST
INVESTMENT FUND                                      DATE         LIQUIDITY*         REDEMPTION**    AVAILABLE REDEMPTION
---------------------------------------------    -----------    ---------------      ------------    ---------------------

Trilogy Financial Partners, L.P.                   1/1/2003       Quarterly
Whitebox Hedged High Yield Fund, L.P.              2/1/2004         Monthly
Whitebox Hedged High Yield Fund, Ltd.              9/1/2005         Monthly

   CAPITAL STRUCTURE ARBITRAGE  SUBTOTAL

European Special Opportunities Fund II, Ltd.,
   Class B                                         2/1/2008       Quarterly            6/30/2009           22,111,595
Indus Structured Finance Fund, L.P., Class A       5/1/2007        Annually            6/30/2010           A
Marathon Distressed Subprime Fund, L.P.            9/1/2007     Every 18 months        3/31/2009           18,802,634
Marathon Structured Finance Fund, L.P.            11/1/2004     Every 18 months       12/31/2008           16,078,219
Marathon Structured Finance Fund, L.P.
   (side pocket)                                  11/1/2004          N/A
Styx Partners, L.P.                                8/1/2002        Annually

  DIRECT LOANS/STUCTURED FINANCE SUBTOTAL

Aspen Partners, L.P., Series A                    10/1/2002        Annually
Gramercy Argentina Opportunity Fund, Ltd.          8/1/2007       Quarterly            9/30/2008            8,065,327
Gramercy Emerging Markets 3c7, L.L.C.              8/1/2007      Semi-Annually
Marathon Special Opportunity Fund, L.P.           10/1/2002     Every 24 months        9/30/2009***        15,344,194
Monarch Debt Recovery Fund, L.P.                  10/1/2002        Annually

  DISTRESSED CREDIT SUBTOTAL

Ahab Partners, L.P.                                8/1/2002       Quarterly
Brigade Leveraged Capital Structure
   Fund, L.P.                                      2/1/2008       Quarterly
Camulos Partners, L.P.                             2/1/2006       Quarterly            9/30/2008***         3,862,294
Canyon Value Realization Fund, L.P.                8/1/2002        Annually
Claren Road Credit Partners, L.P.                 10/1/2006       Quarterly
Cyrus Opportunities Fund II, L.P.                  8/1/2002        Annually
Cyrus Opportunities Fund II, L.P.
   (side pocket - Virgin)                          8/1/2002          N/A
Cyrus Opportunities Fund II, L.P.
   (side pocket - Intelsat)                        8/1/2002          N/A
Harbinger Capital Partners I, L.P.                 8/1/2002       Quarterly
Harbinger Capital Partners Special
   Situations Fund, L.P.                           8/1/2006        Annually            9/30/2008           23,591,354
Knighthead Domestic Fund, L.P.                     6/1/2008        Annually            6/30/2010           15,960,000
Pardus European Special Opportunities
   Fund, L.P.                                      2/1/2006       Quarterly

  DIVERSIFIED CREDIT SUBTOTAL

Euro/USD FX - foreign currency contract

Redeemed Investment Funds

  TOTAL


*    Available frequency of redemptions after initial lock up period.
**   Investment Funds with no date provided can be redeemed in full.
*** The dollar amount of fair value for first available redemption can be redeemed commencing on the date listed. The remaining investment amount has no lock up or other redemption restrictions.
A Amounts which have been redemption restrictions as of 6/30/2008 can be redeemed as follows: $3,894,779 during 2010 and $4,211,401 during 2011.


    The preceding notes are an integral part of these financial statements.

                        UBS CREDIT RECOVERY FUND, L.L.C.

         The Directors (including the Independent Directors) last evaluated the Investment Management Agreement at a meeting on May 8, 2008. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Management Agreement. The Directors reviewed materials furnished by the Adviser, including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

         The Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Directors discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Directors acknowledged the Adviser's employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Directors also recognized the benefits which the Fund derives from the resources available to the Adviser and the Adviser's affiliates, including UBS AG and UBS Financial Services Inc. ("UBS Financial"). Accordingly, the Directors felt that the quality of service offered by the Adviser to the Fund was appropriate, and that the Adviser's personnel had sufficient expertise to manage the Fund.

         The Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by UBS Financial which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers ("Comparable Funds"). The Directors recognized that the Comparable Funds, as private funds, are not subject to certain investment restrictions under the 1940 Act that are applicable to the Fund and which can adversely affect the Funds' performance relative to that of the Comparable Funds. The Directors observed that the Fund's performance since inception was better than the median performance of its Comparable Funds. The Directors also compared the volatility of the Fund to that of its Comparable Funds. The Directors observed that the Fund's volatility was only slightly above the median volatility.

          The Directors considered the fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds, and as compared to the fees charged by UBS Fund Advisor, L.L.C. ("UBSFA") and its affiliates for other UBS alternative investment products. The information presented to the Directors showed that the management fee being charged to the Fund was the highest of its Comparable Funds, although the Fund was not subject to any incentive fee. In comparing the management fee being charged to the Fund to the fees being charged by UBSFA and its affiliates for other UBS alternative investment products, the Directors observed that although the management fee charged to the Fund was the highest being charged to an Alternative Investment Group fund-of-funds, the Fund was not subject to any incentive fee. In light of the foregoing, the Directors felt that the management fee being charged to the Fund was appropriate.

         The Directors also considered the profitability of UBSFA both before payment to brokers and after payment to brokers and concluded that the profits to be realized by UBSFA and its affiliates under the Fund's Investment Management Agreement and from other relationships between the Fund and UBSFA were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Directors determined that the fees did not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's-length bargaining, and concluded that the fees were reasonable. The Directors concluded that approval of the Investment Management Agreement was in the best interests of the Fund and its shareholders.




ITEM 2.  CODE OF ETHICS.

Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1)  Not applicable.

    (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)  Not applicable.

    (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Credit Recovery Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer

Date     8/26/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer

Date     8/26/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer

Date     8/26/08
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.